Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 28, 2018
Supplement [Text Block]	aimisf_SupplementTextBlock	Summary and Statutory Prospectuses Supplement dated August 7, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, Investor, R5 and R6 shares of the Invesco Income Fund:

With respect to the Invesco Income Fund, all reference to the Lipper U.S. Treasury Money Market Funds Index, the Fund’s peer group benchmark, and any information pertaining thereto, is hereby deleted.
INVESCO Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimisf_SupplementTextBlock	Summary and Statutory Prospectuses Supplement dated August 7, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, Investor, R5 and R6 shares of the Invesco Income Fund:

With respect to the Invesco Income Fund, all reference to the Lipper U.S. Treasury Money Market Funds Index, the Fund’s peer group benchmark, and any information pertaining thereto, is hereby deleted.